UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central Europe, Russia and Turkey Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central Europe, Russia and Turkey Fund, Inc.

Schedule of Investments                                                                             as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Russia 56.6%
Common Stocks 53.9%
Banks 11.6%
Bank St Petersburg PJSC	2,180,620	2,691,975
Sberbank of Russia PJSC	2,000,000	5,730,200
Sberbank of Russia PJSC (ADR)	900,000	10,494,000
VTB Bank PJSC (GDR) (Registered)	1,100,000	2,497,000
		21,413,175
Capital Markets 1.5%
Moscow Exchange MICEX-RTS PJSC	1,250,000	2,791,000

Diversified Telecommunication Services 0.6%
Rostelecom PJSC	800,000	1,111,280

Electric Utilities 2.0%
Inter RAO UES PJSC	18,000,000	1,220,400
RusHydro PJSC (ADR)†	1,410,151	2,390,206
		3,610,606
Energy Equipment & Services 0.6%
TMK PJSC (GDR) (Registered)	215,584	1,153,375

Food & Staples Retailing 2.8%
Magnit PJSC	13,500	2,167,523
X5 Retail Group NV (GDR) (Registered)*	91,054	3,054,862
		5,222,385
Metals & Mining 4.0%
Alrosa OJSC	2,200,000	3,868,920
MMC Norilsk Nickel PJSC (ADR)†	220,000	3,554,100
		7,423,020
Oil, Gas & Consumable Fuels 26.9%
Gazprom PAO (ADR)	3,583,774	17,712,803
Lukoil PJSC (ADR)	270,000	15,089,625
Novatek PJSC (GDR) (Registered)	39,500	5,000,700
Rosneft Oil Co PJSC (GDR) (Registered)	870,000	5,746,350
Tatneft PAO (ADR)	153,650	6,238,190
		49,787,668
Wireless Telecommunication Services 3.9%
MegaFon PJSC (GDR) (Registered)	177,548	1,926,396
Mobile Telesystems PJSC (ADR)	200,527	2,095,507
Sistema PJSC FC (GDR) (Registered)	330,000	3,158,100
		7,180,003
Preferred Stocks 2.7%
Oil, Gas & Consumable Fuels 2.7%
Surgutneftegas OJSC (Cost $2,813,275)	4,600,000	2,628,900
Transneft PJSC (Cost $1,906,145)	700	2,378,827
		5,007,727
Total Russia (Cost $81,417,265)		104,700,239

Poland 16.5%
Common Stocks
Banks 4.0%
Alior Bank SA*	60,000	914,520
Bank Millennium SA*	400,000	587,691
Bank Pekao SA	107,000	3,617,376
Powszechna Kasa Oszczednosci Bank Polski SA	305,772	2,343,277
		7,462,864
Diversified Telecommunication Services 1.8%
Orange Polska SA	2,450,000	3,305,764

Electric Utilities 1.7%
PGE Polska Grupa Energetyczna SA	653,000	1,781,755
Tauron Polska Energia SA*	1,900,000	1,400,515
		3,182,270
Food & Staples Retailing 1.3%
Eurocash SA	247,000	2,462,532

	Shares	Value ($)
Insurance 3.1%
Powszechny Zaklad Ubezpieczen SA	655,000	5,760,976

Media 1.4%
Cyfrowy Polsat SA*	435,000	2,629,282

Metals & Mining 1.5%
KGHM Polska Miedz SA	90,000	2,786,287

Oil, Gas & Consumable Fuels 0.6%
Polskie Gornictwo Naftowe i Gazownictwo SA	750,000	1,028,835

Paper & Forest Products 0.8%
Pfleiderer Group SA†	130,023	1,453,869

Software 0.3%
Asseco Poland SA	40,000	574,698

Total Poland (Cost $31,733,345)		30,647,377

Turkey 12.0%
Common Stocks
Airlines 0.8%
Turk Hava Yollari AO*†	1,015,000	1,488,971

Banks 4.6%
Akbank TAS	1,450,000	3,225,209
Turkiye Garanti Bankasi AS	1,880,000	4,141,824
Yapi ve Kredi Bankasi AS*	1,200,000	1,217,000
		8,584,033
Beverages 0.9%
Coca-Cola Icecek AS	160,000	1,636,224

Chemicals 1.1%
Soda Sanayii AS	1,368,181	2,137,500

Construction & Engineering 0.9%
Tekfen Holding AS†	800,000	1,597,246

Diversified Financial Services 1.0%
Haci Omer Sabanci Holding AS	700,000	1,849,861

Food & Staples Retailing 0.6%
BIM Birlesik Magazalar AS	75,000	1,069,443

Food Products 1.2%
Ulker Biskuvi Sanayi AS	450,000	2,168,675

Wireless Telecommunication Services 0.9%
Turkcell Iletisim Hizmetleri AS	550,000	1,651,529

Total Turkey (Cost $21,398,823)		22,183,482

Hungary 6.5%
Common Stocks
Banks 2.6%
OTP Bank PLC	155,000	4,761,801

Diversified Telecommunication Services 0.4%
Magyar Telekom Telecommunications PLC	489,194	873,622

Oil, Gas & Consumable Fuels 1.4%
MOL Hungarian Oil & Gas PLC	36,607	2,580,560

Pharmaceuticals 2.1%
Richter Gedeon Nyrt	180,000	3,874,330

Total Hungary (Cost $9,969,673)		12,090,313

	Shares	Value ($)
Czech Republic 1.0%
Common Stocks
Electric Utilities 1.0%
CEZ AS (Cost $2,073,613)	113,000	1,937,078

Greece 0.9%
Common Stocks
Banks 0.9%
Alpha Bank AE* (Cost $1,860,426)	900,000	1,594,375

Kazakhstan 0.6%
Common Stocks
Metals & Mining 0.6%
Altyn PLC* (Cost $1,824,443)	50,000,000	1,131,750

Securities Lending Collateral 2.2%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.51% (Cost $4,052,262) (a) (b)	4,052,262	4,052,262

Cash Equivalents 6.1%
Deutsche Central Cash Management Government Fund, 0.54% (Cost $11,251,070) (b)	11,251,070	11,251,070

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $165,580,920)**	102.4	189,587,946
Other Assets and Liabilities, Net	(2.4)	(4,509,874)
Net Assets	100.0	185,078,072

*	Non-income producing security.
**	The cost for federal income tax purposes was $169,295,941. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $20,292,005. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,755,337 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,463,332.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2017 amounted to $3,899,824, which is 2.1% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
GDR	:	Global Depositary Receipt
OJSC	:	Open Joint Stock Company
PJSC	:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Russia	$ 104,700,239	$ —	$ —	$ 104,700,239
Poland	30,647,377	—	—	30,647,377
Turkey	22,183,482	—	—	22,183,482
Hungary	12,090,313	—	—	12,090,313
Czech Republic	1,937,078	—	—	1,937,078
Greece	1,594,375	—	—	1,594,375
Kazakhstan	1,131,750	—	—	1,131,750
Short-Term Instruments (c)	15,303,332	—	—	15,303,332
Total	$ 189,587,946	$ —	$ —	$ 189,587,946

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017